STOCK OPTIONS AND WARRANTS - Changes in options outstanding and related prices (Details 5) (USD $)		0 Months Ended	1 Months Ended										0 Months Ended		9 Months Ended	12 Months Ended						12 Months Ended
	Sep. 30, 2012	Oct. 14, 2013 Stock Options	Oct. 17, 2013 Stock Options	Sep. 30, 2012 Stock Options	Mar. 16, 2012 Stock Options	Feb. 08, 2012 Stock Options	Dec. 06, 2011 Stock Options	Nov. 30, 2011 Stock Options	Aug. 02, 2011 Stock Options	Jul. 11, 2011 Stock Options	Jan. 04, 2011 Stock Options	Dec. 13, 2010 Stock Options	Jul. 02, 2013 Stock Options Incentive Stock Plan 2005	May 12, 2012 Stock Options Incentive Stock Plan 2005	Jun. 30, 2014 Stock Options Incentive Stock Plan 2005	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005	Oct. 01, 2012 Stock Options Incentive Stock Plan 2005	Oct. 01, 2011 Stock Options Incentive Stock Plan 2005	Sep. 30, 2010 Stock Options Incentive Stock Plan 2005	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise Prices 3.00	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005 Exercise Prices 3.00	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005 Exercise Prices 3.00	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise Prices 3.51	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005 Exercise Prices 3.51	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005 Exercise Prices 3.51	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise Price 3.60	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005 Exercise Price 3.60	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005 Exercise Price 3.60	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise Prices 3.90	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005 Exercise Prices 3.90	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005 Exercise Prices 3.90	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise Prices 4.08	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005 Exercise Prices 4.08	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005 Exercise Prices 4.08	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise Prices 4.20	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005 Exercise Prices 4.20	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005 Exercise Prices 4.20	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise Price 5.40	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005 Exercise Price 5.40	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005 Exercise Price 5.40	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise Prices 6.60	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005 Exercise Prices 6.60	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005 Exercise Prices 6.60	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise Prices 10.79	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise Prices 11.58	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005 Exercise Prices 12.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Prices		$ 5.32	$ 5.32										$ 11.58	$ 12.00	$ 6.02	$ 10.88	$ 4.02	$ 3.60				$ 3.00			$ 3.51			$ 3.60			$ 3.90			$ 4.08			$ 4.20			$ 5.40			$ 6.60			$ 10.79	$ 11.58	$ 12.00
Employee stock options outstanding (in shares)	125,208,825			2,086,814											3,245,500	2,024,237	2,086,814	2,010,833	2,086,814	2,010,833	1,115,000	400,000	483,333		833,333	833,333		500,000	501,668		10,580	10,580		79,500	95,400		47,500	47,500		25,000	25,000		90,000	90,000		34,989	1,667	100,000
Weighted Average Remaining Contractual Life of Options Outstanding (Years)																3 years 2 months 23 days		3 years 11 months 8 days				1 year 7 months 24 days	2 years 7 months 24 days	2 years 7 months 24 days	4 years 9 months 15 days	5 years 9 months 14 days	5 years 9 months 14 days	1 year 9 months 4 days	2 years 9 months 3 days	2 years 9 months 4 days	3 years 2 months 5 days	4 years 2 months 5 days	4 years 2 months 5 days	3 years 2 months 1 day	4 years 2 months 1 day	4 years 2 months 1 day	1 year 8 months 1 day	2 years 8 months 1 day	2 years 8 months 1 day	2 years 11 months 1 day	3 years 11 months 1 day	3 years 11 months 1 day	4 years 8 months 16 days	8 months 16 days	8 months 16 days	4 years 2 months 1 day	4 years 9 months	4 years 7 months 17 days
Weighted Average Exercise Price of Options Outstanding					$ 0.06	$ 0.07	$ 0.065	$ 0.068	$ 0.07	$ 0.0585	$ 0.08	$ 0.07			$ 4.61	$ 3.78	$ 3.60	$ 3.60	$ 3.60	$ 3.60	$ 3.60	$ 3.00	$ 3.51		$ 3.51	$ 3.60		$ 3.60	$ 0.06		$ 3.90	$ 3.90		$ 4.08	$ 4.08		$ 4.20	$ 4.20		$ 5.40	$ 5.40		$ 6.60	$ 6.60		$ 10.79	$ 11.58	$ 0.2000
Number Exercisable																1,970,080	97,196,325					400,000	483,333		833,333	833,333		500,000	501,668		10,580	10,580		79,500	95,400		31,667	47,500		25,000	25,000		90,000	90,000
Weighted Average Exercise Price																$ 3.63	$ 0.06					$ 3.00	$ 3.51		$ 3.51	$ 3.60		$ 3.60	$ 0.06		$ 3.90	$ 3.90		$ 4.08	$ 4.08		$ 4.20	$ 4.20		$ 5.40	$ 5.40		$ 6.60	$ 6.60